Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Operating lease revenue	$ 230,716	$ 219,655	$ 213,964
Equity earnings from unconsolidated affiliates	5,647	2,901
Gain on sale of aircraft	9,137	13,449
Gain on purchases of notes payable			82,666
Gain on sale of option to purchase notes payable		12,501
Lease termination settlement	2,135	2,298	8,307
Interest and other income	1,154	2,861	2,598
Total revenues	248,789	253,665	307,535
Expenses
Depreciation	95,718	84,032	83,650
Aircraft impairment	7,500
Interest expense	90,547	75,748	80,925
Selling, general and administrative	27,248	25,413	21,094
Acquisition costs	18,038
Debt purchase option amortization		947	6,053
Maintenance and other costs	4,400	4,651	2,353
Total expenses	243,451	190,791	194,075
Net income before provision for income taxes	5,338	62,874	113,460
Provision for income taxes	4,242	10,207	24,367
Net income	$ 1,096	$ 52,667	$ 89,093
Weighted average number of shares:
Basic	25,843,348	28,264,227	30,831,637
Diluted	25,992,062	28,307,971	30,831,637
Earnings per share:
Basic and Diluted	$ 0.03	$ 1.86	$ 2.89
Dividends declared and paid per share	$ 0.80	$ 0.80	$ 0.80